Segment Information	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [ABSTRACT]
SEGMENT INFORMATION [Text Block]
NOTE 14 - SEGMENT INFORMATION
       Navios Partners reports financial information and evaluates its operations by charter revenues. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for Navios Partners' reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Dry bulk vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.

Revenue by Geographic Region

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Europe	$29,658	$24,436	$26,067
Asia	151,608	147,642	99,442
North America	15,968	7,218	9,716
Australia	8,201	7,657	8,006

Total	$205,435	$186,953	$143,231

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.